STATEMENT OF OPERATIONS	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
Formation and operational costs	$ 663,611
Loss from operations	(663,611)
Interest earned on marketable securities held in Trust Account	17,218
Other income	17,218
Net loss	$ (646,393)
Weighted average shares outstanding, basic and diluted | shares	77,306,600
Basic and diluted net loss per ordinary share (in dollars per share) | $ / shares	$ 0.00